PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

	Depreciation Method	Useful Life
Building	Straight Line	4 to 30 years
Machinery and equipment	Straight Line	2 to 7 years
Vehicles	Straight Line	3 to 5 years
Furniture and office equipment	Straight Line	2 to 10 years
Computer equipment and software	Straight Line	3 to 5 years
Land	Not depreciated	N/A

	Mining properties
	Depletable	Non-depletable	Land, building, plant & equipment	Construction in progress	Exploration & evaluation	Total
Cost
At January 1, 2019	$5,379.8	$1,413.5	$2,182.7	$—	$3,487.4	$12,463.4
Additions	138.6	73.5	38.0	25.7	57.9	333.7
Reclassifications, transfers and other non-cash movements (ii)	93.3	(100.9)	(62.6)	60.7	95.6	86.1
Gross cost reclassified as held for sale and disposals	(469.6)	(8.7)	(637.8)	—	(64.2)	(1,180.3)
At December 31, 2019	$5,142.1	$1,377.4	$1,520.3	$86.4	$3,576.7	$11,702.9
Accumulated depletion, depreciation and amortization ("DDA") and impairment
At January 1, 2019	$(3,269.3)	$(316.5)	$(1,279.2)	$—	$(901.9)	$(5,766.9)
DDA	(315.0)	—	—	—	(154.2)	(469.2)
Gross accumulated DDA and impairment eliminated on reclassification as held for sale and disposals	119.7	—	—	—	366.4	486.1
At December 31, 2019	$(3,464.6)	$(316.5)	$(1,279.2)	$—	$(689.7)	$(5,750.0)
Carrying amount, December 31, 2019	$1,677.5	$1,060.9	$241.1	$86.4	$2,887.0	$5,952.9

	Mining properties
	Depletable	Non-depletable	Land, building, plant & equipment	Construction in progress (i)	Exploration & evaluation	Total
Cost
At January 1, 2018	$5,527.0	$1,708.6	$2,490.4	$261.6	$3,449.5	$13,437.1
Additions	148.0	130.4	64.0	58.6	14.5	415.5
Reclassification, transfers and other non-cash movements (ii)	313.0	(221.3)	310.4	(320.2)	20.2	102.1
Gross cost reclassified as held for sale and disposals	(608.2)	(204.2)	(682.1)	—	3.2	(1,491.3)
At December 31, 2018	$5,379.8	$1,413.5	$2,182.7	$—	$3,487.4	$12,463.4
Accumulated depletion, depreciation and amortization ("DDA") and impairment
At January 1, 2018	$(3,270.9)	$(786.4)	$(1,398.5)	$—	$(828.1)	$(6,283.9)
DDA	(285.8)	—	(157.3)	—	—	(443.1)
Impairment (iii)	99.0	—	(26.2)	—	(73.8)	(1.0)
Gross accumulated DDA and impairment eliminated on reclassification as held for sale and disposals	188.4	469.9	302.8	—	—	961.1
At December 31, 2018	$(3,269.3)	$(316.5)	$(1,279.2)	$—	$(901.9)	$(5,766.9)
Carrying amount, December 31, 2018	$2,110.5	$1,097.0	$903.5	$—	$2,585.5	$6,696.4
(i)During 2018, the Company capitalized interest of $8.3 million related to qualifying capital expenditures at Cerro Moro at a weighted average capitalization rate of 4.59%. There was no interest capitalized in 2019.
(ii)Reclassifications, transfers and other non-cash movements includes non-cash additions to PPE and changes in the environmental rehabilitation provision as per Note 29.
(iii)During the year ended December 31, 2018, the Company recognized an impairment charge totalling $151.0 million related to Minera Florida and an impairment reversal of $150.0 million related to Jacobina. Refer to Note 13 for additional details.
(iv)In addition to entering into various operational commitments in the normal course of business, the Company had commitments of approximately $9.4 million at December 31, 2019 (December 31, 2018: $17.4 million) for construction activities at its sites and projects.